Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Jan. 31, 2023
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 7	$ 62
FVOCI securities - net realized gains	[1]	8	11
Impairment (loss) recovery on securities		(2)	2
Securities gains, other than trading		$ 13	$ 75

[1]	Gains are net of (losses) on hedge contracts.